Schedule of Other Current Assets (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Other receivable		$ 104,868
Prepayments	247,846	288,987
GST (payable)/receivable	43,656	(65,061)
Total	$ 291,502	$ 328,794